LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

                    Supplement Dated October 30, 2003 to the
              Statement of Additional Information Dated May 1, 2003
                          as supplemented May 12, 2003

     This supplement describes certain changes to the Statement of Additional Information ("SAI") for the Lincoln Variable Insurance Products Trust.

Investment Advisers and Sub-Advisers

     The paragraph preceding the second chart on Page 22 of the Investment Advisers and Sub-Advisers section is deleted in its entirety and is to be replaced with the following:

     During the last three years, the adviser received the amounts, as illustrated in the table below, for investment advisory services with respect to each predecessor fund.

Ownership of Securities

     The chart on Page 20 entitled "Interested Trustees" is amended to delete the information regarding Barbara S. Kowalczyk which is to be replaced with the following:

Interested Trustees


                                                                                Aggregate Dollar Range of Equity Securities in All
                                 Dollar Range of Equity Securities in the     Registered Investment Companies Overseen by Trustee in
       Name of Trustee                             Funds                                  Family of Investment Companies

Janet C. Chrzan                 Bond Fund - $1 - $10,000                                         $10,001 - $50,000
                                Capital Appreciation Fund - $1 - $10,000
                                Equity-Income Fund - $1 - $10,000 Money Market
                                Fund - $1 - $10,000

Trustees and Officers

     The chart on Page 19 entitled "Interested Trustees" is deleted in its entirety and is replaced with the following:

Interested Trustees*

                          Position(s)   Term of Office                                       Number of Funds in        Other Board
 Name, Address and Date    Held With     and Length of     Principal Occupation(s) During       Fund Complex        Memberships Held
        of Birth           the Fund       Time Served             Past Five Years            Overseen by Trustee       by Trustee

Janet C. Chrzan*          Trustee      Trustee since      Presently Senior Vice President            12           The Administrative
1300 S. Clinton Street                 August 18, 2003    and formerly, Director and                               Management Group,
Fort Wayne, IN  46802                                     Chief Financial Officer, The                             Inc.; First
D/O/B: 10/14/48                                           Lincoln National Life Insurance                          Penn-Pacific Life
                                                          Company                                                  Insurance Company

Kelly D. Clevenger*       Chairman,    Chairman since     Vice President, The Lincoln                12           Lincoln Retirement
1300 S. Clinton Street    President    August 1995;       National Life Insurance                                  Services Company,
Fort Wayne, IN  46802     and Trustee  President and      Company; Vice President,                                 LLC; Lincoln
DOB: 07/25/52                          Trustee since      Lincoln Retirement Services                              Retirement
                                       November 1994      Company, LLC                                             Advisors, Inc.

     *Kelly D. Clevenger, currently Chairman and President of the funds, is an interested person of the Trust by reason of his being an officer of Lincoln Life. Janet C. Chrzan, a trustee of the Trust, is an interested person of the Trust by reason of her being a Senior Vice President of Lincoln Life.

     The chart on Page 20 entitled "Officers Who Are Not Trustees" is deleted in its entirety and is replaced with the following:

Officers Who Are Not Trustees


                          Position(s)   Term of Office                                       Number of Funds in
 Name, Address and Date    Held With     and Length of     Principal Occupation(s) During       Fund Complex      Other Trusteeships
        of Birth           the Fund       Time Served             Past Five Years            Overseen by Trustee     Held by Trustee

Eldon J. Summers          Second       Second Vice        Treasurer, 2nd Vice President,             N/A                   N/A
1300 S. Clinton Street    Vice         President and      The Lincoln National Life
Fort Wayne, IN  46802     President    Treasurer since    Insurance Company; formerly
DOB: 12/06/50             and          May 1, 2003        Assistant Vice President and
                          Treasurer                       Senior Treasury Consultant,
                                                          Lincoln National Corporation

Cynthia A. Rose           Secretary    Secretary since    Secretary, Assistant Vice                  N/A                   N/A
1300 S. Clinton Street                 February 1995      President, The Lincoln National
Fort Wayne, IN  46802                                     Life Insurance Company;
DOB: 04/24/54                                             formerly Assistant Secretary,
                                                          Lincoln National Corporation

William P. Flory, Jr.     Assistant    Assistant Vice     Assistant Vice President, The              N/A                   N/A
1300 S. Clinton Street    Vice         President and      Lincoln National Life Insurance
Fort Wayne, IN  46802     President    Chief Accounting   Company; formerly Vice
DOB: 09/02/61             and Chief    Officer since      President MetLife Investors;
                          Accounting   May 2002           formerly Assistant Vice
                          Officer                         President, MetLife Investors;
                                                          formerly Accounting Manager,
                                                          Transamerica Life Companies

Rise' C.M. Taylor          Vice         Vice President     Vice President, The Lincoln                N/A                   N/A
1300 S. Clinton Street    President    and Assistant      National Life Insurance
Fort Wayne, IN  46802     and          Treasurer since    Company; formerly Vice
DOB: 12/19/67             Assistant    August 18, 2003    President, Lincoln Investment
                          Treasurer                       Management Company

      Please keep this Supplement with your SAI for your future reference.